Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Jan. 31, 2021
Equity [Abstract]
Schedule Of Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock as of January 31, 2021, 2020, and 2019, respectively, consisted of the following:

	January 31, 2021
	Shares		Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series A	29,027	29,027	$3,746	$3,697
Series B	132,831	130,146	13,993	13,947
Series C	45,222	45,222	13,068	13,039
Series D	45,744,194	44,307,263	54,946	49,469
Series E	22,578,525	21,772,150	54,000	26,795
Series F	23,611,372	23,611,372	59,000	58,624
Series G	28,533,636	28,533,636	125,000	124,745
Series H	42,154,388	42,154,388	240,000	229,925
Series H-1	22,351,053	22,351,053	129,795	95,456

	185,180,248	182,934,257	$693,548	$615,697

	January 31, 2020
	Shares		Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series A	29,027	29,027	$3,746	$3,697
Series B	132,831	130,146	13,993	13,947
Series C	45,222	45,222	13,068	13,039
Series D	45,744,194	44,307,262	54,946	49,469
Series E	22,578,525	21,772,150	54,000	26,795
Series F	23,611,372	23,611,372	59,000	58,624
Series G	28,533,636	28,533,636	125,000	124,745
Series H	42,154,388	42,154,388	240,000	229,925

	162,829,195	160,583,203	$563,753	$520,241

	January 31, 2019
	Shares		Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series A	29,027	29,027	$3,746	$3,697
Series B	132,831	130,146	13,993	13,947
Series C	45,222	45,222	13,068	13,039
Series D	45,744,194	44,307,263	54,946	49,469
Series E	22,578,525	21,772,150	54,000	26,795
Series F	23,611,372	23,611,372	59,000	58,624
Series G	28,533,636	28,533,636	125,000	124,745
Series H	42,154,388	39,519,737	225,000	215,169

	162,829,195	157,948,553	$548,753	$505,485